Debt securities - Debt securities by type and balance sheet lines (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	€ (6,049)	€ (5,839)
- Debt securities
Disclosure of financial assets [line items]
Financial assets	108,078	98,864
- Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	98,026	91,991
- Debt securities | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	(27)	(34)
- Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	47,780	45,400
- Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,344	2,489
- Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	27,985	27,580
- Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,791	9,315
- Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,033	1,035
- Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,261	2,314
- Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,832	3,860
- Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	97,999	91,957
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities
Disclosure of financial assets [line items]
Financial assets	15,586	12,270
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,506	5,363
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	289	362
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	444	446
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,027	1,354
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	848	799
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,141	1,645
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	757	758
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	5,506	5,363
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	46,389	41,116	€ 31,625
Debt securities at fair value through other comprehensive income | - Debt securities
Disclosure of financial assets [line items]
Financial assets	42,219	38,281
Debt securities at fair value through other comprehensive income | - Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	42,231	38,293
Debt securities at fair value through other comprehensive income | - Debt securities | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	(12)	(13)
Debt securities at fair value through other comprehensive income | - Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	24,757	20,988
Debt securities at fair value through other comprehensive income | - Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets
Debt securities at fair value through other comprehensive income | - Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	11,513	11,587
Debt securities at fair value through other comprehensive income | - Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,108	4,084
Debt securities at fair value through other comprehensive income | - Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	79	127
Debt securities at fair value through other comprehensive income | - Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	980	483
Debt securities at fair value through other comprehensive income | - Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	794	1,025
Debt securities at fair value through other comprehensive income | - Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	42,219	38,281
Debt securities at amortised cost | - Debt securities
Disclosure of financial assets [line items]
Financial assets	50,273	48,313
Debt securities at amortised cost | - Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	50,288	48,335
Debt securities at amortised cost | - Debt securities | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	(15)	(22)
Debt securities at amortised cost | - Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	22,734	24,050
Debt securities at amortised cost | - Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,900	2,043
Debt securities at amortised cost | - Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	15,445	14,639
Debt securities at amortised cost | - Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,683	5,231
Debt securities at amortised cost | - Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	106	109
Debt securities at amortised cost | - Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	139	186
Debt securities at amortised cost | - Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,281	2,077
Debt securities at amortised cost | - Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	€ 50,273	€ 48,313